                                                                                    September 26, 2012

CERTAIN FUNDS IN THE DREYFUS FAMILY OF FUNDS

Supplement to Current Prospectus

The following information supersedes and replaces any contrary information contained in the Fund's prospectus:

You may purchase or sell your shares on any business day by calling your Janney financial advisor or 1-800-JANNEYS.  You may also mail your request to sell shares to Janney Montgomery Scott LLC, Attn:  Cash Management Department, 1717 Arch Street, 16th Floor, Philadelphia PA 19103.

                                                                                                                                    JAA-STK-0912